Trade and Other Receivables - Summary of Information About Products Segment For Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	$ 131	$ 140	$ 133
Building Products gross carrying value of trade receivables and loss allowance [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	989	830	810
Expected credit loss allowance	25	23	24
Building Products gross carrying value of trade receivables and loss allowance [Member] | Americas [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	821	676	662
Expected credit loss allowance	19	17	18
Building Products gross carrying value of trade receivables and loss allowance [Member] | Europe [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	168	154	148
Expected credit loss allowance	$ 6	$ 6	$ 6